Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--03-31
Entity Registrant Name	ATS Corp /ATS
Entity Incorporation, State or Country Code	Z4
Entity File Number	98-0149239
Entity Address, Address Line One	730 Fountain Street North
Entity Address, Address Line Two	Building 3
Entity Address, City or Town	Cambridge
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N3H 4R7
City Area Code	519
Local Phone Number	653-6500
Title of 12(b) Security	Common Shares
Trading Symbol	ATS
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	96,885,705
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Entity Central Index Key	0001394832
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Business Contact
Document Information [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800